PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2025
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of
	December 31,	June 30,
	2024	2025
Cost:
Buildings	791	791
Leasehold improvements	11,187	11,189
Furniture, fixtures and equipment	2,363	2,515
Motor vehicles	2	3
	14,343	14,498
Less: Accumulated depreciation	8,769	9,186
	5,574	5,312
Construction in progress	108	212
Property and equipment, net	5,682	5,524